   Semiannual Report

                                   GNMA
                                   Fund

                                   November 30, 2002






                                     [LOGO]

                                T. Rowe Price(R)

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Highlights ................................................................    1

Portfolio Manager's Report ................................................    2
   Interest Rates .........................................................    2
   Performance and Strategy Review ........................................    3
   Outlook ................................................................    4

Performance Comparison ....................................................    5

Financial Highlights ......................................................    6

Portfolio of Investments ..................................................    7

Statement of Assets and Liabilities .......................................   11

Statement of Operations ...................................................   12

Statement of Changes in Net Assets ........................................   13

Notes to Financial Statements .............................................   14

About the Fund's Trustees and Officers ....................................   18








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

Highlights
--------------------------------------------------------------------------------


..    Mortgage securities and other high-quality bonds outpaced lower-quality bonds during the past six months.

..    Your fund posted good results for the six-month period that exceeded those of its benchmarks.

..    Strong relative results were due to our strategy of protecting the portfolio against prepayments and maintaining a longer duration than the competition.

..    Steady demand and diminishing supply should benefit GNMAs going forward.

Performance Comparison
--------------------------------------------------------------

Periods Ended 11/30/02             6 Months       12 Months
.............................................................
GNMA Fund                            4.29%          7.28%
.............................................................
Salomon Smith Barney
GNMA Index                           3.95           7.35
.............................................................
Lipper GNMA Funds Average            3.78           6.61
.............................................................


Price and Yield
--------------------------------------------------------------

                                   5/31/02        11/30/02
------------------------------------------------------------
Price Per Share                      $9.61           $9.82
.............................................................

Dividends Per Share
.............................................................
   For 6 months                       0.24            0.20
   .........................................................
   For 12 months                      0.52            0.44
   .........................................................

30-Day Dividend Yield *               4.84%           3.84%
.............................................................

30-Day Standardized
Yield to Maturity                     4.81            3.79
.............................................................
* Dividends earned for the last 30 days of each period indicated are annualized and divided by the fund's net asset value at the end of the period.

Portfolio Manager's Report
--------------------------------------------------------------------------------


The past six months were characterized by geopolitical uncertainty, accounting scandals at major U.S. corporations, and an economy struggling to regain its footing following the recent recession. All these concerns weighed heavily on investor confidence and drove fixed-income investors in search of safety. As a result, high-quality bonds outpaced riskier bonds during the period, benefiting GNMAs and other low-risk securities.


  INTEREST RATES

     Interest Rate Levels
  ----------------------------------------------------------------------------
                            Current Coupon GNMA         10-Year Treasury Note
     11/30/2001                    6.22                         4.75
                                   6.45                         5.05
                                   6.39                         5.03
          02-Feb                   6.13                         4.88
                                   6.66                          5.4
                                   6.26                         5.09
          02-May                   6.23                         5.04
                                   6.08                          4.8
                                   5.79                         4.46
          02-Aug                   5.35                         4.14
                                   5.15                         3.59
                                   5.25                         3.89
      11/30/2002                   5.42                         4.21


         The six months ended November 30, 2002, provided a dramatic decline in interest rates. The two-year Treasury yield fell 1.14 percentage points, the five-year yield declined 1.08 percentage points, the 10-year yield slipped 83 basis points (100 basis points equal one percentage point), and the 30-year rate fell 58 basis points. With shorter-term rates falling more than longer-term rates, the yield curve steepened dramatically. (The yield curve is a graphic depiction of the relationship between short- and long-term yields.) Interest rates actually fell much more sharply in early October before rising to these final levels at the end of November. For example, the 10-year yield began the six-month period at 4.75%, fell all the way down to 3.59%, then ended the period at 4.21%. Early October marked the lowest interest rate levels we have seen in decades.

         Not surprisingly, mortgage-backed bonds endured the most significant refinancing in their history as homeowners rushed to take advantage of increasingly attractive mortgage rates. The duration of the mortgage index fell to under one year due to the torrid pace of refinancings, meaning that mortgage bonds (typically long-term investments) started behaving like very short investments. That said, GNMAs provided healthy returns during the past six and 12 months that were significantly above those of short-term Treasuries.

PERFORMANCE AND STRATEGY REVIEW

     Your fund returned 4.29% for the six-month period, outperforming the Lipper peer group average of 3.78% and the Salomon Smith Barney GNMA Index return of 3.95%. Performance was a result of a rise in net asset value from $9.61 last May to $9.82 at the end of November, plus dividends of $0.20 per share. Twelve-month results slightly trailed the index but exceeded the Lipper average. Our better relative performance during the recent period was partly due to carrying a slightly longer duration than our peers and to protecting the portfolio from prepayments as much as possible. The portfolio's duration over the period declined from 3.4 years to 2.3 years. (Duration is a measure of a bond fund's sensitivity to changes in interest rates. For example, a fund with a duration of three years would fall about 3% in price in response to a one-percentage-point rise in interest rates, and vice versa.)

Portfolio Characteristics
----------------------------------------------------------

Periods Ended                     5/31/02       11/30/02
--------------------------------------------------------
Weighted Average
Maturity (years) *                    4.7            3.2
.........................................................

Weighted Average Effective
Duration (years)                      3.4            2.3
.........................................................

Weighted Average Quality **           AAA            AAA
.........................................................
*  Based on prepayment-adjusted life of GNMA securities.
** Based on T. Rowe Price research.


Sector Diversification
----------------------------------------------------------

                               Percent of     Percent of
                               Net Assets     Net Assets
                                  5/31/02       11/30/02
--------------------------------------------------------

GNMA Pass-Throughs                 82%            83%
.........................................................

CMOs                               10             11
.........................................................

Project Loans                       5              4
.........................................................

U.S. Treasury Obligations           3              2
--------------------------------------------------------
Total                             100%           100%

     It has been a difficult environment in which to manage a portfolio of this nature due to the high volatility of interest rates, the large amount of prepayments to reinvest, and the shrinking duration. Our approach continues to include prepayment protection since we know that, with interest rates at all-time lows, significant prepayments are likely to continue for the next few months. Our strategy for the past six months was to continue to protect the portfolio from prepayments by emphasizing lower-coupon mortgages and pass-throughs that provided some natural protection, such as brand-new mortgages.

     However, as rates start to rise, as they normally do in a stronger economy, the more acute risk for a mortgage portfolio is extension risk; as prepayments slow, the average life and duration of mortgage securities will lengthen. In a steep yield curve environment, this means that the securities will be priced at much higher yields and lower prices, which we will attempt to mitigate through careful analysis and security selection.


OUTLOOK

     Our outlook for GNMAs and other mortgage-backed securities over the next few months continues to be positive, notwithstanding the risks mentioned above. Mortgage bonds are enjoying a good technical environment, with net supply diminishing going forward. Demand from banks, money managers, and other market participants should continue to provide solid underpinnings for the entire sector. In addition, mortgage investments currently offer attractive yields relative to other high-quality securities, with minimal credit risk.

     Thank you for investing with T. Rowe Price.


     Respectfully submitted,



     /s/ Connice A. Bavely



     Connice A. Bavely
     Chairman of the fund's Investment Advisory Committee

     December 20, 2002

     The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.

T. Rowe Price GNMA Fund
--------------------------------------------------------------------------------


  Performance Comparison
--------------------------------------------------------------------------------


          This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

          GNMA FUND
          ----------------------------------------------------------------------

             As of 11/30/02 Salomon Smith Barney GNMA Index   Lipper GNMA Funds Average          GNMA Fund
              Nov-92                                10000                            10000              10000
              Nov-93                                10712                            10703              10694
              Nov-94                                10539                            10425              10452
              Nov-95                                12296                            12105              12279
              Nov-96                                13210                            12854              12988
              Nov-97                                14244                            13781              13938
              Nov-98                                15289                            14776              14945
              Nov-99                                15709                            14959              15077
              Nov-00                                17182                            16234              16408
              01-Nov                                18909                            17768              18066
              02-Nov                                20299                            18968              19381


Average Annual Compound Total Return
--------------------------------------------------------------------------------


          This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

            Periods Ended 11/30/02     1 Year    3 Years    5 Years    10 Years
            --------------------------------------------------------------------

            GNMA Fund                    7.28%      8.73%      6.81%       6.84%
            ....................................................................

          Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

T. Rowe Price GNMA Fund
--------------------------------------------------------------------------------
Unaudited


   Financial Highlights           For a share outstanding throughout each period

                                                                6 Months       Year
                                                                   Ended      Ended
                                                                11/30/02    5/31/02    5/31/01    5/31/00     5/31/99    5/31/98
   NET ASSET VALUE
   Beginning of period                                         $    9.61   $   9.40   $   8.92   $   9.33    $   9.57    $   9.30
                                                              .....................................................................
   Investment activities
     Net investment income(loss)                                    0.20       0.52       0.59       0.60        0.61        0.63
     Net realized and unrealized gain(loss)                         0.21       0.21       0.48      (0.41)      (0.24)       0.27
                                                              .....................................................................

     Total from investment activities                               0.41       0.73       1.07       0.19        0.37        0.90
                                                              .....................................................................

   Distributions
     Net investment income                                         (0.20)     (0.52)     (0.59)     (0.60)      (0.61)      (0.63)
                                                              .....................................................................

   NET ASSET VALUE
   End of period                                               $    9.82   $   9.61   $   9.40   $   8.92    $   9.33    $   9.57
                                                              ---------------------------------------------------------------------

   Ratios/Supplemental Data

   Total return/\                                                   4.29%      7.95%     12.31%      2.13%       3.88%       9.97%
   ................................................................................................................................
   Ratio of total expenses to average net assets                    0.69%+     0.69%      0.70%      0.71%       0.71%       0.70%
   ................................................................................................................................
   Ratio of net investment income (loss) to average net assets      3.93%+     5.33%      6.39%      6.61%       6.36%       6.67%
   ................................................................................................................................
   Portfolio turnover rate                                         395.2%+    145.2%      71.2%      63.8%       86.7%      120.6%
   ................................................................................................................................
   Net assets, end of period (in millions)                     $   1,389   $  1,223   $  1,043   $  1,052    $  1,111    $  1,123
   ................................................................................................................................

/\ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

+  Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price GNMA Fund
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2002


Portfolio of Investments                                                               Par             Value
-----------------------------------------------------------------------------------------------------------------
                                                                                           In thousands
          U.S. GOVERNMENT MORTGAGE-BACKED
          SECURITIES 98.4%

          U.S. Government Guaranteed Obligations 98.4%
          Government National Mortgage Assn.

               I

                    5.50%, 10/15/28 - 9/15/29                                      $     15,815    $     16,064
                   ..............................................................................................
                    6.00%, 1/15/26 - 5/15/28                                             17,625          18,277
                   ..............................................................................................
                    6.50%, 12/15/23 - 5/15/32                                           125,101         130,932
                   ..............................................................................................
                    7.00%, 4/15/17 - 12/15/31                                           110,667         116,828
                   ..............................................................................................
                    7.50%, 3/15/07 - 3/15/32                                             54,244          58,214
                   ..............................................................................................
                    8.00%, 3/15/14 - 3/15/30                                             35,336          38,493
                   ..............................................................................................
                    8.50%, 12/15/04 - 12/15/21                                            6,934           7,661
                   ..............................................................................................
                    9.00%, 1/15/18 - 9/15/24                                              4,422           4,905
                   ..............................................................................................
                    9.50%, 6/15/09 - 12/15/24                                             1,851           2,052
                   ..............................................................................................
                    10.00%, 2/15/16 - 3/15/26                                             8,341           9,345
                   ..............................................................................................
                    10.50%, 1/15/13 - 10/15/21                                              823             927
                   ..............................................................................................
                    11.00%, 2/15/10 - 6/15/19                                               207             233
                   ..............................................................................................
                    11.50%, 4/15/10 - 7/15/20                                               891           1,010
                   ..............................................................................................
                    12.00%, 5/15/11 - 7/15/15                                             1,196           1,365
                   ..............................................................................................
                    12.50%, 4/15/10 - 7/15/15                                               465             535
                   ..............................................................................................
                    13.00%, 1/15/11 - 8/15/15                                               186             214
                   ..............................................................................................
                    13.50%, 5/15/10 - 1/15/15                                               305             350
                   ..............................................................................................
               II

                    5.50%, 9/20/31                                                        2,135           2,154
                   ..............................................................................................
                    6.50%, 3/20/26 - 11/20/28                                             8,769           9,154
                   ..............................................................................................
                    7.00%, 1/20/28 - 7/20/31                                             41,087          43,170
                   ..............................................................................................
                    8.00%, 10/20/24 - 6/20/29                                             5,087           5,479
                   ..............................................................................................
                    8.50%, 5/20/16 - 6/20/29                                              3,281           3,599
                   ..............................................................................................
                    10.00%, 9/20/16 - 5/20/25                                               224             249
                   ..............................................................................................
                    11.00%, 2/20/14 - 9/20/20                                               338             379
                   ..............................................................................................
                    11.50%, 12/20/13 - 7/20/20                                              334             378
                   ..............................................................................................
                    12.50%, 10/20/13 - 1/20/16                                               50              58
                   ..............................................................................................
                    13.00%, 10/20/13 - 9/20/15                                              203             235
                   ..............................................................................................
               CMO

                    Zero Coupon, 3/16/28                                                  3,609           3,301
                   ..............................................................................................
                    5.00%, 8/16/28                                                       12,550          12,621
                   ..............................................................................................
                    6.00%, 2/20/28 - 5/20/29 **                                          53,900          55,854
                   ..............................................................................................

T. Rowe Price GNMA Fund
--------------------------------------------------------------------------------


                                                                                Par            Value
-------------------------------------------------------------------------------------------------------
                                                                                   In thousands
          6.50%, 10/20/26 - 3/20/32                                      $     81,066    $     57,174
         ..............................................................................................
          7.00%, 5/16/24                                                        8,400           8,596
         ..............................................................................................
          7.50%, 7/16/12                                                        5,929           5,963
         ..............................................................................................
     CMO, Interest Only, Zero Coupon, 6/16/23 +                                   509              24
    ...................................................................................................
     GPM, I

          8.75%, 6/15/17 - 11/15/21                                               104             115
         ..............................................................................................
          9.00%, 5/15/09                                                           53              58
         ..............................................................................................
          9.25%, 5/15/16 - 5/15/21                                              1,052           1,174
         ..............................................................................................
          9.50%, 6/15 - 11/15/09                                                  650             715
         ..............................................................................................
          9.75%, 8/15/16 - 2/15/21                                                505             566
         ..............................................................................................
          10.75%, 2/15/16 - 1/15/18                                               273             309
         ..............................................................................................
          11.00%, 9/15/10                                                           5               6
         ..............................................................................................
          12.00%, 10/15/10 - 1/15/13                                               65              74
         ..............................................................................................
          12.25%, 3/15/14 - 2/15/15                                                35              40
         ..............................................................................................
          12.50%, 4/15/10 - 10/15/11                                              143             164
         ..............................................................................................
     GPM, II

          9.25%, 2/20/16                                                           53              59
         ..............................................................................................
          10.25%, 3/20 - 9/20/16                                                   24              27
         ..............................................................................................
          12.25%, 1/20/14 - 10/20/15                                               48              54
         ..............................................................................................
          12.75%, 10/20/13 - 2/20/15                                               81              92
         ..............................................................................................
     Midget, I

          6.00%, 11/15/08 - 10/15/17                                          138,158         145,247
         ..............................................................................................
          6.50%, 12/15/14 - 10/15/16                                           25,761          27,337
         ..............................................................................................
          7.00%, 3/15 - 12/15/13                                               16,217          17,431
         ..............................................................................................
          7.50%, 9/15/12                                                        4,659           5,044
         ..............................................................................................
     Project Loan, I

          6.625%, 1/15/40                                                       9,878          10,708
         ..............................................................................................
          6.73%, 9/15/30                                                       19,591          21,416
         ..............................................................................................
          6.75%, 2/15/41                                                        9,917          10,240
         ..............................................................................................
          7.37%, 8/15/33                                                        9,406          10,048
         ..............................................................................................
          8.00%, 11/15/17                                                       5,248           5,716
         ..............................................................................................
     TBA

          5.00%, 1/1/17                                                        20,000          20,306
         ..............................................................................................
          5.50%, 1/1/17 - 1/1/32                                              103,880         105,428
         ..............................................................................................
          6.00%, 1/1/31 - 1/1/32                                              171,033         174,972
         ..............................................................................................
          6.50%, 1/1/32                                                        46,971          48,762
         ..............................................................................................
          7.00%, 1/1/32                                                        81,080          85,312
         ..............................................................................................
          7.50%, 1/1/32                                                        43,778          46,597
         ..............................................................................................

T. Rowe Price GNMA Fund
--------------------------------------------------------------------------------


                                                                              Par            Value
-------------------------------------------------------------------------------------------------------
                                                                                 In thousands
     U.S. Department of Veteran Affairs

       CMO

          Zero Coupon, 3/15/25                                           $      1,291    $      1,479
         ..............................................................................................
          7.25%, 10/15/08                                                      10,545          11,101
     ..................................................................................................
     Total U.S. Government Guaranteed Obligations (Cost $1,329,466)                         1,366,390
                                                                                        ...............

     U.S. GOVERNMENT OBLIGATIONS 1.9%

     U.S. TREASURY OBLIGATIONS 1.9%
     U.S. Treasury Inflation-Indexed Notes, 3.875%, 1/15/09                    24,831          26,953
     ..................................................................................................
     Total U.S. Treasury Obligations (Cost $27,091)                                            26,953
                                                                                        ...............

     REPURCHASE AGREEMENTS 12.6%

     Credit Suisse First Boston, Tri-Party, Dated 11/29/02, 1.33%
          Delivery Value of $175,019 on 12/2/02                               175,000         175,000
     ..................................................................................................
     Total Repurchase Agreements (Cost $175,000)                                              175,000
                                                                                        ...............

     MONEY MARKET FUNDS 21.3%

     T. Rowe Price Government Reserve Investment Fund, 1.30% #+               296,140         296,140
     ..................................................................................................
     Total Money Market Funds (Cost $296,140)                                                 296,140
                                                                                        ...............

T. Rowe Price GNMA Fund
--------------------------------------------------------------------------------


                                                                                             Value
-------------------------------------------------------------------------------------------------------
                                                                                 In thousands
Total Investments in Securities
134.2% of Net Assets (Cost $1,827,697)                                                   $  1,864,483


Futures Contracts

                                                          Contract         Unrealized
                                            Expiration    Value            Gain (Loss)
                                            ..........    ............     ...........
                                                                   In thousands

Short, 395 U.S. Treasury 10 year contracts,
$700,000 of Government National
Mortgage Assn. bonds pledged as initial
margin                                        3/03        $   (43,888)      $     380

Net payments (receipts) of variation
margin to date                                                                   (509)
                                                                            ..........
Variation margin receivable (payable)
on open futures contracts                                                                        (129)


Other Assets Less Liabilities                                                                (474,900)
                                                                                        ...............

NET ASSETS                                                                               $  1,389,454
                                                                                        ...............




#    Seven-day yield
+ Interest Only security for which the fund receives interest on notional principal (par)
+    Affiliated company
** All or a portion of this security is pledged to cover margin requirements on futures contracts at November 30, 2002
CMO  Collateralized Mortgage Obligation
GPM  Graduated Payment Mortgage
TBA  To Be Announced security was purchased on a forward commitment basis

The accompanying notes are an integral part of these financial statements.

T. Rowe Price GNMA Fund
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2002

  Statement of Assets and Liabilities
---------------------------------------------------------------------------------------
  In thousands
     Assets

     Investments in securities, at value
       Affiliated companies (cost $296,140)                              $    296,140
       Other companies (cost $1,531,557)                                    1,568,343
                                                                        ...............
     Total investments in securities                                        1,864,483
     Receivable from securities sold                                          139,972
     Other assets                                                              10,667
                                                                        ...............
     Total assets                                                           2,015,122
                                                                        ...............

     Liabilities

     Payable for investment securities purchased                              623,174
     Other liabilities                                                          2,494
                                                                        ...............
     Total liabilities                                                        625,668
                                                                        ...............

     NET ASSETS                                                          $  1,389,454
                                                                        ---------------

     Net Assets Consist of:
     Undistributed net investment income (loss)                          $     (6,537)
     Undistributed net realized gain (loss)                                    10,577
     Net unrealized gain (loss)                                                37,166
     Paid-in-capital applicable to 141,482,193 shares of
     no par value shares of beneficial interest outstanding;
     unlimited number of shares authorized                                  1,348,248
                                                                        ...............
     NET ASSETS                                                          $  1,389,454
                                                                        ---------------

     NET ASSET VALUE PER SHARE                                           $       9.82
                                                                        ---------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price GNMA Fund
--------------------------------------------------------------------------------
Unaudited


  Statement of Operations
--------------------------------------------------------------------------------
  In thousands
                                                                  6 Months
                                                                     Ended
                                                                  11/30/02
     Investment Income (Loss)
     Interest income                                          $     31,152
                                                              ............

     Expenses
       Investment management                                         3,180
       Shareholder servicing                                         1,215
       Custody and accounting                                          175
       Prospectus and shareholder reports                               69
       Registration                                                     27
       Legal and audit                                                   8
       Trustees                                                          6
       Miscellaneous                                                     3
                                                              ............
       Total expenses                                                4,683
                                                              ............
     Net investment income (loss)                                   26,469
                                                              ............
     Realized and Unrealized Gain (Loss)
     Net realized gain (loss)
       Securities                                                   23,399
       Futures                                                        (429)
                                                              ............
       Net realized gain (loss)                                     22,970
                                                              ............
     Change in net unrealized gain (loss)
       Securities                                                    4,869
       Futures                                                         380
                                                              ............
       Change in net unrealized gain (loss)                          5,249
                                                              ............
     Net realized and unrealized gain (loss)                        28,219
                                                              ............
     INCREASE (DECREASE) IN NET
     ASSETS FROM OPERATIONS                                   $     54,688
                                                              ------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price GNMA Fund
--------------------------------------------------------------------------------
Unaudited


  Statement of Changes in Net Assets
--------------------------------------------------------------------------------
  In thousands

                                                                             6 Months            Year
                                                                                Ended           Ended
                                                                             11/30/02         5/31/02
     Increase (Decrease) in Net Assets
     Operations
        Net investment income (loss)                                     $     26,469    $     59,997
        Net realized gain (loss)                                               22,970           8,479
        Change in net unrealized gain (loss)                                    5,249          17,201
                                                                         ..............................
        Increase (decrease) in net assets from operations                      54,688          85,677
                                                                         ..............................

     Distributions to shareholders
        Net investment income                                                 (27,634)        (60,967)
                                                                         ..............................
     Capital share transactions *
        Shares sold                                                           282,056         311,301
        Distributions reinvested                                               24,039          52,863
        Shares redeemed                                                      (166,552)       (208,770)
                                                                         ..............................
        Increase (decrease) in net assets from capital
        share transactions                                                    139,543         155,394
                                                                         ..............................

     Net Assets
     Increase (decrease) during period                                        166,597         180,104
     Beginning of period                                                    1,222,857       1,042,753
                                                                         ..............................
     End of period                                                       $  1,389,454    $  1,222,857
                                                                         ------------------------------

   * Share information
        Shares sold                                                            28,850          32,597
        Distributions reinvested                                                2,454           5,530
        Shares redeemed                                                       (17,006)        (21,927)
                                                                         ..............................
        Increase (decrease) in shares outstanding                              14,298          16,200

The accompanying notes are an integral part of these financial statements.

T. Rowe Price GNMA Fund
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2002


  Notes to Financial Statements
--------------------------------------------------------------------------------


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price GNMA Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on November 26, 1985. The fund seeks high current income consistent with maximum credit protection and moderate price fluctuation by investing exclusively in securities backed by the full faith and credit of the U.S. government and instruments linked to these securities.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Trustees.

     Premiums and Discounts Premiums and discounts on debt securities are amortized for financial reporting purposes.

     Expenses Paid Indirectly Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or

T. Rowe Price GNMA Fund
--------------------------------------------------------------------------------


     received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Other assets and Other liabilities, respectively, and in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts During the six months ended November 30, 2002, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and interest rates.

     Repurchase Agreements All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the fund's custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counter-party fails to perform in accordance with the terms of the agreement.

     Affiliated Companies The fund may invest in certain securities that are considered affiliated companies, as defined by the 1940 Act. An affiliated company is one in which the fund owns at least 5% or more of the outstanding voting securities. At November 30, 2002, the value of affiliated companies included in the fund's investments in securities totaled $296,140,000 (15.9%). For the six months then ended, $2,724,000 (8.7%) of interest income reflected on the accompanying Statement of Operations resulted from transactions with affiliated companies.

     Other Purchases and sales of U.S. government securities aggregated $2,807,583,000 and $2,658,187,000, respectively, for the six months ended November 30, 2002.

T. Rowe Price GNMA Fund
--------------------------------------------------------------------------------


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2002.

     The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of May 31, 2002, the fund had $12,393,000 of unused capital loss carryforwards, of which $4,671,000 expire in 2005, $1,961,000 expire in 2008, and $5,761,000 expire in 2009.

     At November 30, 2002, the cost of investments for federal income tax purposes was $1,827,697,000. Net unrealized gain aggregated $37,166,000 at period-end, of which $39,113,000 related to appreciated investments and $1,947,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At November 30, 2002, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $543,000.

T. Rowe Price GNMA Fund
--------------------------------------------------------------------------------


     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $612,000 for the six months ended November 30, 2002, of which $114,000 was payable at period-end.

     The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to special servicing agreements, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under these agreements are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended November 30, 2002, the fund was allocated $403,000 of Spectrum Funds' expenses, of which $266,000 related to services provided by Price and $48,000 was payable at period-end. At November 30, 2002, approximately 23.4% of the outstanding shares of the fund were held by the Spectrum Funds.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended November 30, 2002, totaled $2,724,000 and are reflected as interest income in the accompanying Statement of Operations.

T. Rowe Price Gnma Fund
--------------------------------------------------------------------------------


  About the Fund's Trustees and Officers
--------------------------------------------------------------------------------


Your fund is governed by a Board of Trustees that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's trustees are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" trustees are officers of T. Rowe Price. The Board of Trustees elects the fund's officers, who are listed in the final table. The business address of each trustee and officer is 100 East Pratt Street, Baltimore, MD 21202.

Independent Trustees

  Name
  (Date of Birth)              Principal Occupation(s) During Past 5 Years and
  Year Elected*                Directorships of Other Public Companies
 .......................................................................................................
  Calvin W. Burnett, Ph.D.     President, Coppin State College; Director, Provident Bank of Maryland
  (3/16/32)
  1993
 .......................................................................................................
  Anthony W. Deering           Director, Chairman of the Board, President, and Chief Executive
  (1/28/45)                    Officer, The Rouse Company, real estate developers
  1985
 .......................................................................................................
  Donald W. Dick, Jr.          Principal, EuroCapital Advisors, LLC, an acquisition and management
  (1/27/43)                    advisory firm
  2001
 .......................................................................................................
  David K. Fagin               Director, Dayton Mining Corp. (6/98 to present), Golden Star
  (4/9/38)                     Resources Ltd., and Canyon Resources Corp. (5/00 to present);
  2001                         Chairman and President, Nye Corp.
 .......................................................................................................
  F. Pierce Linaweaver         President, F. Pierce Linaweaver & Associates, Inc., consulting environ-
  (8/22/34)                    mental and civil engineers
  1985
 .......................................................................................................
  Hanne M. Merriman            Retail Business Consultant; Director, Ann Taylor Stores Corp., Ameren
  (11/16/41)                   Corp., Finlay Enterprises, Inc., The Rouse Company, and US Airways
  2001                         Group, Inc.
 .......................................................................................................
  John G. Schreiber            Owner/President, Centaur Capital Partners, Inc., a real estate invest-
  (10/21/46)                   ment company; Senior Advisor and Partner, Blackstone Real Estate
  1992                         Advisors, L.P.; Director, AMLI Residential Properties Trust, Host
                               Marriott Corp., and The Rouse Company
 .......................................................................................................
  Hubert D. Vos                Owner/President, Stonington Capital Corp., a private investment
  (8/2/33)                     company
  2001
 .......................................................................................................

  *Each independent trustee oversees 105 T. Rowe Price portfolios and serves until the election of a successor.

T. Rowe Price GNMA Fund
--------------------------------------------------------------------------------


Independent Trustees (continued)

  Name
  (Date of Birth)             Principal Occupation(s) During Past 5 Years and
  Year Elected*               Directorships of Other Public Companies
 .......................................................................................................
  Paul M. Wythes              Founding Partner, Sutter Hill Ventures, a venture capital limited part-
  (6/23/33)                   nership, providing equity capital to young high-technology companies
  2001                        throughout the United States; Director, Teltone Corp.
 .......................................................................................................

  *Each independent trustee oversees 105 T. Rowe Price portfolios and serves until the election of a successor.


Inside Trustees

  Name
  (Date of Birth)
  Year Elected**
  [Number of T. Rowe Price    Principal Occupation(s) During Past 5 Years and
  Portfolios Overseen]        Directorships of Other Public Companies
 .......................................................................................................
  William T. Reynolds         Director and Vice President, T. Rowe Price and T. Rowe Price Group,
  (5/26/48)                   Inc.; Director, T. Rowe Price Global Asset Management Limited
  1997
  [38]
 .......................................................................................................
  James S. Riepe              Director and Vice President, T. Rowe Price; Vice Chairman of the
  (6/25/43)                   Board, Director, and Vice President, T. Rowe Price Group, Inc.;
  1985                        Chairman of the Board and Director, T. Rowe Price Global Asset
  [105]                       Management Limited, T. Rowe Price Investment Services, Inc.,
                              T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price
                              Services, Inc.; Chairman of the Board, Director, President, and Trust
                              Officer, T. Rowe Price Trust Company; Director, T. Rowe Price
                              International, Inc., and T. Rowe Price Global Investment Services
                              Limited; Chairman of the Board, GNMA Fund
 .......................................................................................................
  M. David Testa              Chief Investment Officer, Director, and Vice President, T. Rowe Price;
  (4/22/44)                   Vice Chairman of the Board, Chief Investment Officer, Director, and
  1997                        Vice President, T. Rowe Price Group, Inc.; Director, T. Rowe Price
  [105]                       Global Asset Management Limited, T. Rowe Price Global Investment
                              Services Limited, and T. Rowe Price International, Inc.; Director and
                              Vice President, T. Rowe Price Trust Company
 .......................................................................................................

  **Each inside trustee serves until the election of a successor.

T. Rowe Price GNMA Fund
--------------------------------------------------------------------------------


  Officers

  Name (Date of Birth)
  Title and Fund(s) Served                 Principal Occupation(s)
 .......................................................................................................
  Connice A. Bavely (3/5/51)               Vice President, T. Rowe Price and T. Rowe Price
  President, GNMA Fund                     Group, Inc.
 .......................................................................................................
  Joseph A. Carrier (12/30/60)             Vice President, T. Rowe Price, T. Rowe Price
  Treasurer, GNMA Fund                     Group, Inc., and T. Rowe Price Investment
                                           Services, Inc.
 .......................................................................................................
  Henry H. Hopkins (12/23/42)              Director and Vice President, T. Rowe Price
  Vice President, GNMA Fund                Group, Inc., T. Rowe Price Investment Services,
                                           Inc., T. Rowe Price Services, Inc., and
                                           T. Rowe Price Trust Company; Vice President,
                                           T. Rowe Price, T. Rowe Price International, Inc.,
                                           and T. Rowe Price Retirement Plan Services, Inc.
 .......................................................................................................
  Alan D. Levenson (7/17/58)               Vice President, T. Rowe Price and T. Rowe Price
  Vice President, GNMA Fund                Group, Inc.; formerly Senior Vice President and
                                           Director of Research, Aubrey G. Lanston & Co., Inc.
 .......................................................................................................
  Patricia B. Lippert (1/12/53)            Assistant Vice President, T. Rowe Price and
  Secretary, GNMA Fund                     T. Rowe Price Investment Services, Inc.
 .......................................................................................................
  David S. Middleton (1/18/56)             Vice President, T. Rowe Price, T. Rowe Price
  Controller, GNMA Fund                    Group, Inc., and T. Rowe Price Trust Company
 .......................................................................................................
  Edmund M. Notzon III (10/1/45)           Vice President, T. Rowe Price, T. Rowe Price
  Vice President, GNMA Fund                Group, Inc., T. Rowe Price Investment Services,
                                           Inc., and T. Rowe Price Trust Company
 .......................................................................................................
  John D. Wells (6/29/60)                  Vice President, T. Rowe Price, T. Rowe Price
  Vice President, GNMA Fund                Group, Inc., and T. Rowe Price Savings Bank
 .......................................................................................................

  Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price Investment Services and Information
--------------------------------------------------------------------------------


     Investment Services and Information


     KNOWLEDGEABLE SERVICE REPRESENTATIVES

          By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

          In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.

     ACCOUNT SERVICES

          Automated 24-Hour Services Including Tele*Access(R) and Account Access through the T. Rowe Price Web site on the Internet. Address: www.troweprice.com.

          Automatic Investing. From your bank account or paycheck.

          Automatic Withdrawal. Scheduled, automatic redemptions.

          IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.

     BROKERAGE SERVICES *

          Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.

     INVESTMENT INFORMATION

          Consolidated Statement. Overview of all of your accounts.

          Shareholder Reports. Manager reviews of their strategies and results.

          T. Rowe Price Report. Quarterly investment newsletter.

          Performance Update. Quarterly review of all T. Rowe Price fund results.

          Insights. Educational reports on investment strategies and markets.

          Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.

          * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------


STOCK FUNDS
.................................
Domestic
Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value*
New America Growth
New Era
New Horizons
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*+
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS
.................................
Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Retirement 2010
Retirement 2020
Retirement 2030
Retirement 2040
Retirement Income
Tax-Efficient Balanced

BOND FUNDS
.................................
Domestic Taxable
Corporate Income
GNMA
High Yield*
Inflation Protected Bond
New Income*
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free
California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
  Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income*
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS++
.................................
Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL
FUNDS
.................................
Stock
Emerging Europe &
  Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery+
International Equity Index
International Growth & Income*
International Stock*
Japan
Latin America
New Asia
Spectrum International

Bond
Emerging Markets Bond
International Bond*

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

+  Closed to new investors.

++ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

   Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.



                                       T. Rowe Price Investment Services, Inc.
T. Rowe Price [LOGO]                   100 East Pratt Street
INVEST WITH CONFIDENCE                 Baltimore, MD 21202